Share Based Payment Arrangements - Summary of Changes to Outstanding RSUs (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2022 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Settled	(28,442)
Number of equity instruments, Forfeited	(12,938)
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments, Balance, beginning of year		272,000	299,000
Number of equity instruments, Granted		74,000	125,000
Number of equity instruments, Reinvested		3,000	4,000
Number of equity instruments, Settled		(49,000)	(153,000)
Number of equity instruments, Settled on sale of business		(15)	0
Number of equity instruments, Forfeited		(13,000)	(3,000)
Number of equity instruments, Balance, end of year		272,000	272,000
Weighted average grant date fair value, Balance, beginning of year | $		$ 54,270	$ 31,540
Weighted average grant date fair value, Granted | $		96,040.00	80,290
Weighted average grant date fair value, Reinvested | $		60,680	37,900
Weighted average grant date fair value, Settled | $		93,800	30,700
Weighted average grant date fair value, Settled on sale of business | $		44,190	0
Weighted average grant date fair value, Forfeited | $		71,130	53,120
Weighted average grant date fair value, Balance, end of year | $		$ 58,330	$ 54,270